Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Assets:
Available-for-sale securities		¥ 20,471,615	¥ 23,665,628
Liabilities:
Long-term debt		2,380,034	1,955,636
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values	[1]	4,503,000
Equity securities measured at net asset value	[1],[2]	35,000
Other investments		41,000	38,000
Total assets measured at fair value		48,471,000	48,007,000
Liabilities:
Trading securities sold, not yet purchased		2,808,000	3,399,000
Long-term debt	[3]	2,380,000	1,956,000
Total liabilities measured at fair value		12,124,000	15,071,000
Fair Value, Measurements, Recurring | Trading Account Asset
Assets:
Securities measured at net asset value	[2],[4]	661,000	705,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		4,607,000	7,176,000
Liabilities:
Liabilities, derivatives		4,520,000	7,143,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		2,367,000	2,697,000
Liabilities:
Liabilities, derivatives		2,134,000	2,382,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		315,000	197,000
Liabilities:
Liabilities, derivatives		214,000	151,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		22,000	18,000
Liabilities:
Liabilities, derivatives		22,000	21,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		49,000	23,000
Liabilities:
Liabilities, derivatives		46,000	19,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[4]	1,967,000	1,418,000
Available-for-sale securities		13,451,000	13,332,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[4]	93,000	107,000
Available-for-sale securities		240,000	239,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[4]	2,857,000	2,651,000
Available-for-sale securities		1,134,000	686,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[4]	2,197,000	2,162,000
Available-for-sale securities		1,243,000	1,058,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[4]	1,865,000	1,799,000
Available-for-sale securities		871,000	889,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[4]	12,000	12,000
Available-for-sale securities		109,000	119,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		469,000	441,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[4]	1,322,000	643,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	3,334,000	3,030,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[4]	1,753,000	1,665,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		2,039,000	1,990,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		915,000	879,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities	[1]		4,033,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values	[1]	4,413,000
Total assets measured at fair value		26,646,000	24,698,000
Liabilities:
Trading securities sold, not yet purchased		2,538,000	2,777,000
Total liabilities measured at fair value		2,706,000	2,915,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		40,000	39,000
Liabilities:
Liabilities, derivatives		38,000	42,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		16,000	17,000
Liabilities:
Liabilities, derivatives		16,000	11,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		77,000	82,000
Liabilities:
Liabilities, derivatives		107,000	81,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		12,000	6,000
Liabilities:
Liabilities, derivatives		7,000	4,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[4]	1,935,000	1,375,000
Available-for-sale securities		12,444,000	12,435,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[4]	2,664,000	2,442,000
Available-for-sale securities		1,134,000	686,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[4]	1,705,000	1,682,000
Available-for-sale securities		451,000	355,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	31,000	25,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[4]	1,724,000	1,642,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities	[1]		3,912,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values	[1]	90,000
Total assets measured at fair value		19,012,000	20,703,000
Liabilities:
Trading securities sold, not yet purchased		268,000	618,000
Long-term debt	[3]	1,768,000	1,395,000
Total liabilities measured at fair value		8,752,000	11,552,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		4,530,000	7,089,000
Liabilities:
Liabilities, derivatives		4,468,000	7,074,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		2,323,000	2,667,000
Liabilities:
Liabilities, derivatives		2,115,000	2,370,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		220,000	110,000
Liabilities:
Liabilities, derivatives		103,000	69,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		20,000	16,000
Liabilities:
Liabilities, derivatives		20,000	20,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		8,000	8,000
Liabilities:
Liabilities, derivatives		10,000	6,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[4]	32,000	43,000
Available-for-sale securities		1,007,000	897,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[4]	93,000	107,000
Available-for-sale securities		240,000	239,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[4]	193,000	209,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[4]	492,000	480,000
Available-for-sale securities		792,000	703,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[4]	1,865,000	1,799,000
Available-for-sale securities		871,000	889,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		63,000	65,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[4]	1,322,000	643,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	2,198,000	1,992,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,883,000	1,827,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		770,000	799,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities	[1]		121,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		41,000	38,000
Total assets measured at fair value		2,117,000	1,901,000
Liabilities:
Trading securities sold, not yet purchased		2,000	4,000
Long-term debt	[3]	612,000	561,000
Total liabilities measured at fair value		666,000	604,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		37,000	48,000
Liabilities:
Liabilities, derivatives		14,000	27,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		28,000	13,000
Liabilities:
Liabilities, derivatives		3,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		18,000	5,000
Liabilities:
Liabilities, derivatives		4,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		2,000	2,000
Liabilities:
Liabilities, derivatives		2,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		29,000	9,000
Liabilities:
Liabilities, derivatives		29,000	9,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[4]	12,000	12,000
Available-for-sale securities		46,000	54,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		469,000	441,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[4]	1,105,000	1,013,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[4]	29,000	23,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		156,000	163,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 145,000	¥ 80,000

[1]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. In connection with the adoption, equity securities are no longer classified as available-for-sale securities. See Note 2 "Recently issued accounting pronouncements" for further details.
[2]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2018 and September 30, 2018 were ¥31 billion and ¥40 billion, respectively.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.